Debt (Exchangeable Senior Notes Due 2030) (Narrative) (Details) (USD $)		12 Months Ended
	Jan. 11, 2010	Dec. 31, 2011 Exchangeable Senior Notes Due 2030 [Member]	Dec. 31, 2010 Unsecured Senior Notes Due Twenty Thirty [Member]
Debt Disclosure [Line Items]
Issuance date			2010-01-11
Convertible Debt	$ 180,000,000
Interest rate	3.75%
Initial share exchange rate per $1,000 principal		55.0782
Principal amount of Exchangeable Senior Notes Due 2030 for exchange		$ 1,000
Exchange Price		$ 18.16
Cash dividends in excess, exchange rate calculation		$ 0.14
Current share exchange rate per $1,000 principal		55.6548
Ex-dividend date		Jun. 28, 2011
exchangeable note redemption date		2015-01-21
Long Term Debt Redemption Percentage Of Principal		100.00%